Convertible Preferred Shares - Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares (Detail) - Series C Preferred Shares [Member] - Preferred Shares [Member]
	Dec. 31, 2022 yr	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Time to Liquidate [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	1.25	1.5	1.5
Risk-free rate [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	4.65	0.56	0.12
Expected volatility (note) [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	75	72.5	80
Dividend Yield [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0	0	0
Possibility Under IPO Scenario [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	85	25	45
Possibility Under Liquidation Scenario [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	15	75	55